Income Tax and Tax Payables (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Tax payables
	June 30, 2021	December 31, 2020
	(Unaudited)
Income tax payable	$1,498,373	$1,277,496
VAT tax payable	517,211	440,838
Other tax payable	56,611	48,880
Total Tax Payable	2,072,195	$1,767,214

Schedule of income tax expense
	For the Six Months Ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Current income tax expenses	$(206,158)	$(258,887)
Deferred income benefit	219,226	851,408
Income tax benefit	$13,068	$592,521

Schedule of effective income tax rate and PRC statutory income tax
	For the Six Months Ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25%	25%
Effect of different income tax rate in other jurisdictions	338%	8%
Effect of non-deductible expenses	112%	3%
Effect of temporary differences	(1,855)%	(184)%
Effect of valuation of deferred tax allowance	1,377%	6%
Effective tax rate	(3)%	(142)%

Schedule of deferred tax assets and liabilities
	June 30, 2021 (Unaudited)	December 31, 2020
Deferred tax assets
Allowance for doubtful loan receivables	27,870	23,772
Allowance on doubtful accounts	260,344	179,186
Accrued expenses	8,391	7,685
Lease liability	31,649	73,603
Net operating loss carrying forward	136,257	45,089
Less: valuation allowance	(133,351)	(42,208)
Total deferred tax assets	$331,160	$287,127
Deferred tax liabilities
Right-of-use assets	(25,982)	(86,504)
Recognition of intangible assets arising from business combination	(877,138)	(994,471)
Deferred tax liabilities, net	$(571,960)	$(793,848)